Business Segments (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Financial Information by Business Segment
Prior period business segment information has been restated to enable comparison between the relevant amounts for the fiscal years ended March 31, 2020, 2021 and 2022.

	Customer Business							Global Markets Business Group	Other	Total
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total
		(in billions)
Fiscal year ended March 31, 2020:
Net revenue:	¥789.6	¥604.9	¥575.9	¥795.6	¥243.1	¥409.3	¥3,418.4	¥535.7	¥19.1	¥3,973.2
BK and TB(1):	282.7	422.7	444.8	(0.2)	94.8	294.3	1,539.1	311.8	21.7	1,872.6
Net interest income	253.6	189.8	188.6	0.6	2.5	128.6	763.7	125.4	35.8	924.9
Net fees	24.6	209.8	202.1	—	92.3	148.1	676.9	(16.1)	(55.4)	605.4
Other	4.5	23.1	54.1	(0.8)	—	17.6	98.5	202.5	41.3	342.3
Other than BK and TB	506.9	182.2	131.1	795.8	148.3	115.0	1,879.3	223.9	(2.6)	2,100.6
Operating expenses	578.4	532.3	331.1	564.3	173.9	258.9	2,438.9	235.8	124.4	2,799.1
Operating profit (loss)	¥211.2	¥72.6	¥244.8	¥231.3	¥69.2	¥150.4	¥979.5	¥299.9	¥(105.3)	¥1,174.1
Fiscal year ended March 31, 2021:
Net revenue:	¥731.1	¥567.4	¥563.1	¥783.5	¥293.5	¥431.5	¥3,370.1	¥640.3	¥7.5	¥4,017.9
BK and TB(1):	258.4	373.8	451.5	1.0	99.5	274.4	1,458.6	386.3	32.9	1,877.8
Net interest income	223.6	165.8	187.0	1.6	5.5	138.3	721.8	212.3	37.3	971.4
Net fees	32.1	188.9	216.3	—	94.0	150.2	681.5	(4.5)	(70.7)	606.3
Other	2.7	19.1	48.2	(0.6)	—	(14.1)	55.3	178.5	66.3	300.1
Other than BK and TB	472.7	193.6	111.6	782.5	194.0	157.1	1,911.5	254.0	(25.4)	2,140.1
Operating expenses	559.6	500.2	323.0	507.3	212.9	269.9	2,372.9	240.2	157.8	2,770.9
Operating profit (loss)	¥171.5	¥67.2	¥240.1	¥276.2	¥80.6	¥161.6	¥997.2	¥400.1	¥(150.3)	¥1,247.0
Fiscal year ended March 31, 2022:
Net revenue:	¥727.0	¥600.6	¥620.6	¥781.4	¥348.9	¥527.2	¥3,605.7	¥427.0	¥27.2	¥4,059.9
BK and TB(1):	260.4	388.6	495.2	1.9	106.4	361.7	1,614.2	203.4	53.7	1,871.3
Net interest income	219.0	166.5	230.6	2.1	9.3	170.5	798.0	219.9	134.7	1,152.6
Net fees	38.4	201.3	211.6	—	97.1	189.0	737.4	(10.7)	(70.1)	656.6
Other	3.0	20.8	53.0	(0.2)	—	2.2	78.8	(5.8)	(10.9)	62.1
Other than BK and TB	466.6	212.0	125.4	779.5	242.5	165.5	1,991.5	223.6	(26.5)	2,188.6
Operating expenses	554.6	495.9	319.2	538.0	241.3	288.9	2,437.9	250.0	139.6	2,827.5
Operating profit (loss)	¥172.4	¥104.7	¥301.4	¥243.4	¥107.6	¥238.3	¥1,167.8	¥177.0	¥(112.4)	¥1,232.4
Fixed assets(2)	¥140.6	¥191.7	¥155.8	¥1.0	¥13.3	¥133.0	¥635.4	¥108.4	¥550.3	¥1,294.1

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.
(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and it corresponds to the U.S. GAAP amounts of premises and equipment-net, intangible assets-net and goodwill of
MUFG Bank (on a stand-alone basis) and Mitsubishi UFJ Trust and Banking (on a stand-alone basis). Fixed assets of MUFG, other consolidated subsidiaries and Japanese GAAP consolidation adjustment amounting to ¥1,286.1 billion are not allocated to each business segment when determining the allocation of management resources and assessing performance, therefore such amounts are not included in the table above.
Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income
A reconciliation of operating profit and fixed assets under the internal management reporting system for the fiscal years ended March 31, 2020, 2021 and 2022 above to income before income tax expense shown in the accompanying consolidated statements of operations and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:

	2020	2021	2022
	(in billions)
Operating profit:	¥1,174	¥1,247	¥1,232
Provision for credit losses	(322)	(484)	(278)
Trading account profits (losses)—net	920	(678)	(1,174)
Equity investment securities gains (losses)—net	(618)	1,480	(109)
Debt investment securities gains (losses)—net	(403)	(129)	139
Foreign exchange gains (losses)—net	(145)	9	(9)
Equity in earnings of equity method investees—net	283	356	437
Impairment of goodwill	(384)	(148)	—
Impairment of intangible assets	(4)	(22)	(33)
Reversal of (provision for) off-balance sheet credit instruments	62	57	(46)
Impairment of assets held for sale	—	—	(134)
Other—net	(130)	(80)	(84)
Income (loss) before income tax expense (benefit)	¥433	¥1,608	¥(59)
Fixed assets:	¥—	¥—	¥1,294
U.S. GAAP adjustments and other	—	—	974
Premises and equipment-net, Intangible assets-net and Goodwill	¥—	¥—	¥2,268